Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2025	2024	2025	2024
Numerator:
Net loss attributable to common stockholders	$(2,634)	$(2,977)	$(7,831)	$(7,969)
Denominator:
Weighted-average common shares outstanding	3,174	2,924	3,043	2,924

Net loss per common share	$(0.83)	$(1.02)	$(2.57)	$(2.73)

	Years Ended December 31,
	2024	2023
Numerator:	(in thousands, except per share data)
Net loss attributable to common stockholders	$(11,017)	$(12,257)
Denominator:
Weighted-average common shares outstanding	2,938	1,180

Net loss per common share	$(3.75)	$(10.39)

Schedule of Antidilutive Securities Earnings Per Share

The following potential common share equivalents were excluded from the calculation of diluted net income per share because their effect would have been anti-dilutive in the period presented (in thousands):

	Nine Months Ended September 30,
	2025	2024
Convertible preferred stock	31,206	25,247
Common Stock Warrants	1,421	-
Preferred Stock Warrants	247	247
Stock options	7,050	5,027
Total potential common stock excluded from net loss per share	39,924	30,521

The following potential common share equivalents were excluded from the calculation of diluted net income per share in FY 2024 because their effect would have been anti-dilutive in the period presented (in thousands):

	Years Ended December 31,
	2024	2023
Convertible preferred stock	26,560	22,460
Stock options	5,027	178
Total potential common stock excluded from net loss per share	31,587	22,638